General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Staff cost	$ 440,216	$ 181,003
Consulting and professional fees	702,705	235,046
Rent and rates	167,162	158,095
Depreciation	42,297	35,622
Traveling and transportation	24,320	18,702
Insurance	17,659	6,390
Others	17,586	17,978
Total	$ 1,411,945	$ 652,836